Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at notional amount	R$ 16,833
Financial assets, at fair value	9,389	R$ 11,245,528
Derivative financial assets	9,389	0
Financial liabilities, at notional amount	5,418,253
Financial liabilities, at fair value	(21,059)	37,768
Derivative financial liabilities	(21,059)	(37,768)
Financial Assets (Liabilities), At Notional	5,435,086
Financial Assets (Liabilities), At Fair Value	(11,670)
Derivative Financial Assets (Liabilities)	(11,670)	(37,768)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,389
Financial liabilities at amortised cost	(21,059)
Financial Assets (Liabilities), At Amortised Cost	(11,670)
Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,499
Derivative financial liabilities	7,466
Derivative Financial Assets (Liabilities)	33
3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,890
Derivative financial liabilities	5,416
Derivative Financial Assets (Liabilities)	(3,526)
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative financial liabilities	8,177
Derivative Financial Assets (Liabilities)	(8,177)
Above 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative financial liabilities	0
Derivative Financial Assets (Liabilities)	0
Swap derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at notional amount	52,000
Financial liabilities, at fair value	(17,395)
Derivative financial liabilities	17,394	37,502
Swap derivatives [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	(17,395)
Swap derivatives [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	3,969
Swap derivatives [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	5,248
Swap derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	8,177
Swap derivatives [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Forward derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at notional amount	16,703
Financial liabilities, at fair value	(3,664)
Derivative financial liabilities	3,665	266
Forward derivatives [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	(3,664)
Forward derivatives [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	3,497
Forward derivatives [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	168
Forward derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Forward derivatives [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at notional amount	5,349,550
Financial liabilities, at fair value	0
Derivative financial liabilities	0	0
Future derivatives [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Future derivatives [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Future derivatives [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Future derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Future derivatives [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Forward derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at notional amount	16,833
Financial assets, at fair value	9,389
Derivative financial assets	9,389	R$ 0
Forward derivatives [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,389
Forward derivatives [Member] | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,499
Forward derivatives [Member] | 3 months Up to 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,890
Forward derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Forward derivatives [Member] | Above 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 0